Investments in Associates and Other Companies (Details) - Schedule of activity with respect to investments in other companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of activity with respect to investments in other companies [Abstract]
Opening balance as of January 1,	$ 10,770	$ 10,177	$ 32,003
Acquisition of investments	27,233
Sale of investments	(136)	(20)
Participation in income	(714)	1,388	1,146
Dividends received	506	(508)	(130)
Other adjustments	(1,914)	(641)	(22,842)
Closing balances as of December 31,	$ 35,745	$ 10,396	$ 10,177